Distribution of Depreciation and Amortization by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 14,448	$ 15,120
Ireland
Segment Reporting Information [Line Items]
Depreciation and amortization	5,972	5,904
Rest Of Europe
Segment Reporting Information [Line Items]
Depreciation and amortization	1,658	1,715
United States
Segment Reporting Information [Line Items]
Depreciation and amortization	5,948	6,649
Rest of World
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 870	$ 852